SCHEDULE OF PURCHASE PRICE ALLOCATION (Details) - USD ($)				12 Months Ended
	Oct. 01, 2023	Oct. 14, 2022	Feb. 09, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Cash consideration paid				$ 750,000	$ 10,291,674
Goodwill					$ 5,747,000	$ 916,000
Ellwood Thompson [Member]
Business Acquisition [Line Items]
Cash consideration paid	$ 750,000
Promissory note	718,000
Total Purchase Consideration	1,468,000
Inventory	851,000
Total intangible assets	291,000
Right of use asset - operating lease	1,325,000
Other liabilities	(31,000)
Operating lease liability	(1,325,000)
Goodwill	357,000
Net assets acquired	1,468,000
Ellwood Thompson [Member] | Trade Names [Member]
Business Acquisition [Line Items]
Total intangible assets	$ 291,000
Useful lives (years)	8 years
Mother Earth's Storehouse, Inc. [Member]
Business Acquisition [Line Items]
Cash consideration paid			$ 5,150,000
Inventory			805,000
Total intangible assets			1,609,000
Right of use asset - operating lease			1,797,000
Other liabilities			(283,000)
Operating lease liability			(1,797,000)
Goodwill			1,741,000
Net assets acquired			5,150,000
Property, plant, and equipment			1,278,000
Mother Earth's Storehouse, Inc. [Member] | Trade Names [Member]
Business Acquisition [Line Items]
Total intangible assets			513,000
Mother Earth's Storehouse, Inc. [Member] | Customer Relationship [Member]
Business Acquisition [Line Items]
Total intangible assets			683,000
Mother Earth's Storehouse, Inc. [Member] | Non-Compete [Member]
Business Acquisition [Line Items]
Total intangible assets			$ 413,000
Greens Natural Foods [Member]
Business Acquisition [Line Items]
Cash consideration paid		$ 5,142,000
Promissory note		3,000,000
Total Purchase Consideration		9,250,000
Inventory		1,642,000
Total intangible assets		3,251,000
Right of use asset - operating lease		6,427,000
Other liabilities		(211,000)
Operating lease liability		(6,427,000)
Goodwill		3,090,000
Property, plant, and equipment		1,478,000
Net assets acquired		9,250,000
Greens Natural Foods [Member] | Trade Names [Member]
Business Acquisition [Line Items]
Total intangible assets		$ 1,133,000
Useful lives (years)		8 years
Greens Natural Foods [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Total intangible assets		$ 1,103,000
Useful lives (years)		6 years
Greens Natural Foods [Member] | Noncompete Agreements [Member]
Business Acquisition [Line Items]
Total intangible assets		$ 1,015,000
Useful lives (years)		5 years
Sellers [Member]
Business Acquisition [Line Items]
Total Purchase Consideration		$ 1,108,000